COLUMBIA FUNDS SERIES TRUST I

225 Franklin Street

Boston, MA 02110

August 1, 2019

VIA EDGAR

Mr. Mark Cowan

U.S. Securities and Exchange Commission

Division of Investment Management, Disclosure Review Office

100 F Street, N.E.

Washington, D.C. 20549

RE:	Columbia Funds Series Trust I (the Registrant)

Columbia Adaptive Retirement 2020 Fund

Columbia Adaptive Retirement 2025 Fund

Columbia Adaptive Retirement 2030 Fund

Columbia Adaptive Retirement 2035 Fund

Columbia Adaptive Retirement 2040 Fund

Columbia Adaptive Retirement 2045 Fund

Columbia Adaptive Retirement 2050 Fund

Columbia Adaptive Retirement 2055 Fund

Columbia Adaptive Retirement 2060 Fund

Columbia Pacific/Asia Fund

Columbia Select Large Cap Growth Fund

Columbia Solutions Aggressive Portfolio

Columbia Solutions Conservative Portfolio

Multi-Manager Growth Strategies Fund

Post-Effective Amendment No. 353

File Nos. 002-99356 /811-04367

Dear Mr. Cowan:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the prospectuses and Statement of Additional Information for the above-referenced funds do not differ from that contained in Registrant’s Post-Effective Amendment No. 353 (Amendment). This Amendment was filed electronically on July 29, 2019.

If you have any questions, please contact either me at (212) 850-1703 or Anna Butskaya at (612) 671-4993.

Sincerely,

/s/ Joseph D’Alessandro
Joseph D’Alessandro Assistant Secretary
Columbia Funds Series Trust I